Maturities of long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Debt Instrument [Line Items]
2015	$ 47,060
2016	0
2017	35,000
2018	121,747
2019	70,291
Long-term Debt, Total	274,098
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
2015	0
2016	0
2017	0
2018	62,436
2019	0
Long-term Debt, Total	62,436
Convertible Debentures
Debt Instrument [Line Items]
2015	46,860
2016	0
2017	0
2018	59,311
2019	70,291
Long-term Debt, Total	176,462
Senior Secured Notes
Debt Instrument [Line Items]
2015	0
2016	0
2017	35,000
2018	0
2019	0
Long-term Debt, Total	35,000
Seller Debt
Debt Instrument [Line Items]
2015	200
2016	0
2017	0
2018	0
2019	0
Long-term Debt, Total	$ 200